Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended																																																																																																																								12 Months Ended
	Jul. 31, 2026	Jun. 30, 2026	May 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2026
C000129315
Account Value [Line Items]
Accumulated Value	$ 12,909	$ 12,866	$ 12,838	$ 12,795	$ 12,754	$ 12,737	$ 12,698	$ 12,655	$ 12,611	$ 12,568	$ 12,523	$ 12,478	$ 12,420	$ 12,373	$ 12,329	$ 12,283	$ 12,238	$ 12,192	$ 12,150	$ 12,092	$ 12,045	$ 12,011	$ 11,975	$ 11,915	$ 11,854	$ 11,781	$ 11,721	$ 11,671	$ 11,623	$ 11,574	$ 11,539	$ 11,490	$ 11,418	$ 11,349	$ 11,291	$ 11,258	$ 11,204	$ 11,139	$ 11,111	$ 11,072	$ 11,014	$ 10,978	$ 10,957	$ 10,891	$ 10,849	$ 10,802	$ 10,779	$ 10,793	$ 10,777	$ 10,743	$ 10,766	$ 10,749	$ 10,756	$ 10,795	$ 10,804	$ 10,823	$ 10,820	$ 10,829	$ 10,837	$ 10,835	$ 10,832	$ 10,830	$ 10,838	$ 10,825	$ 10,822	$ 10,830	$ 10,828	$ 10,824	$ 10,821	$ 10,816	$ 10,811	$ 10,817	$ 10,810	$ 10,792	$ 10,772	$ 10,729	$ 10,630	$ 10,721	$ 10,705	$ 10,677	$ 10,659	$ 10,641	$ 10,621	$ 10,601	$ 10,570	$ 10,547	$ 10,514	$ 10,480	$ 10,467	$ 10,432	$ 10,410	$ 10,365	$ 10,349	$ 10,327	$ 10,316	$ 10,296	$ 10,265	$ 10,246	$ 10,237	$ 10,208	$ 10,192	$ 10,187	$ 10,174	$ 10,171	$ 10,165	$ 10,154	$ 10,152	$ 10,141	$ 10,130	$ 10,119	$ 10,109	$ 10,088	$ 10,078	$ 10,077	$ 10,057	$ 10,048	$ 10,035	$ 10,026	$ 10,017	$ 10,009
C000198747
Account Value [Line Items]
Accumulated Value	12,615	12,588	12,549	12,510	12,471	12,457	12,421	12,381	12,341	12,301	12,270	12,217	12,174	12,130	12,077	12,034	12,004	11,949	11,910	11,867	11,823	11,780	11,747	11,690	11,632	11,563	11,518	11,460	11,426	11,380	11,348	11,290	11,221	11,156	11,112	11,071	11,019	10,969	10,933	10,896	10,852	10,808	10,789	10,737	10,687	10,642	10,632	10,637	10,623	10,603	10,628	10,613	10,621	10,652	10,673	10,683	10,693	10,693	10,704	10,714	10,714	10,714	10,714	10,713	10,712	10,712	10,711	10,710	10,708	10,717	10,714	10,711	10,707	10,702	10,684	10,643	10,546	10,639	10,614	10,587	10,571	10,565	10,537	10,519	10,489	10,479	10,448	10,416	10,395	10,362	10,341	10,308	10,284	10,275	10,256	10,238	10,220	10,202	10,186	10,169	10,155	10,142	10,141	10,140	10,137	10,127	10,118	10,109	10,100	10,091	10,083	10,075	10,067	10,059	10,042	10,035	10,035	10,028	10,012	10,006
C000119004
Account Value [Line Items]
Accumulated Value	13,004	12,959	12,930	12,885	12,843	12,824	12,785	12,741	12,696	12,651	12,604	12,559	12,486	12,464	12,406	12,358	12,312	12,265	12,222	12,163	12,127	12,080	12,043	11,982	11,919	11,845	11,796	11,734	11,685	11,635	11,599	11,548	11,475	11,405	11,358	11,313	11,258	11,204	11,164	11,124	11,076	11,028	11,006	10,950	10,896	10,848	10,835	10,838	10,821	10,797	10,820	10,802	10,808	10,837	10,855	10,863	10,870	10,878	10,876	10,884	10,881	10,878	10,875	10,871	10,868	10,865	10,872	10,868	10,864	10,859	10,854	10,848	10,842	10,833	10,813	10,769	10,668	10,759	10,731	10,702	10,683	10,675	10,644	10,623	10,600	10,577	10,544	10,509	10,485	10,460	10,437	10,391	10,375	10,352	10,341	10,321	10,290	10,269	10,260	10,231	10,215	10,199	10,195	10,191	10,184	10,172	10,159	10,147	10,135	10,124	10,112	10,101	10,090	10,079	10,059	10,050	10,047	10,037	10,018	10,009
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	11,431	11,582	11,554	11,519	11,506	11,712	11,523	11,511	11,528	11,457	11,386	11,263	11,130	11,159	10,990	11,070	11,026	11,022	10,785	10,728	10,906	10,792	11,067	10,920	10,766	10,520	10,421	10,248	10,513	10,417	10,566	10,595	10,205	9,763	9,919	10,178	10,243	10,250	10,287	10,400	10,338	10,082	10,349	10,040	10,086	9,728	9,856	10,301	10,600	10,347	10,512	10,445	10,857	11,167	11,293	11,542	11,572	11,537	11,541	11,641	11,664	11,535	11,454	11,417	11,327	11,471	11,639	11,723	11,707	11,593	11,645	11,651	11,746	11,573	11,501	11,447	11,247	11,314	11,114	10,904	10,912	10,917	10,885	10,943	10,666	10,643	10,511	10,328	10,325	10,131	10,136	10,030	9,849	9,790	9,868	9,932	9,869	9,867	9,879	9,809	9,882	9,819	9,913	10,029	9,983	9,996	9,990	10,038	9,949	9,906	9,916	9,840	9,765	9,770	9,705	9,686	9,672	9,906	9,983	9,989
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	11,431	11,582	11,554	11,519	11,506	11,712	11,523	11,511	11,528	11,457	11,386	11,263	11,130	11,159	10,990	11,070	11,026	11,022	10,785	10,728	10,906	10,792	11,067	10,920	10,766	10,520	10,421	10,248	10,513	10,417	10,566	10,595	10,205	9,763	9,919	10,178	10,243	10,250	10,287	10,400	10,338	10,082	10,349	10,040	10,086	9,728	9,856	10,301	10,600	10,347	10,512	10,445	10,857	11,167	11,293	11,542	11,572	11,537	11,541	11,641	11,664	11,535	11,454	11,417	11,327	11,471	11,639	11,723	11,707	11,593	11,645	11,651	11,746	11,573	11,501	11,447	11,247	11,314	11,114	10,904	10,912	10,917	10,885	10,943	10,666	10,643	10,511	10,328	10,325	10,131	10,136	10,030	9,849	9,790	9,868	9,932	9,869	9,867	9,879	9,809	9,882	9,819	9,913	10,029	9,983	9,996	9,990	10,038	9,949	9,906	9,916	9,840	9,765	9,770	9,705	9,686	9,672	9,906	9,983	9,989
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	11,431	11,582	11,554	11,519	11,506	11,712	11,523	11,511	11,528	11,457	11,386	11,263	11,130	11,159	10,990	11,070	11,026	11,022	10,785	10,728	10,906	10,792	11,067	10,920	10,766	10,520	10,421	10,248	10,513	10,417	10,566	10,595	10,205	9,763	9,919	10,178	10,243	10,250	10,287	10,400	10,338	10,082	10,349	10,040	10,086	9,728	9,856	10,301	10,600	10,347	10,512	10,445	10,857	11,167	11,293	11,542	11,572	11,537	11,541	11,641	11,664	11,535	11,454	11,417	11,327	11,471	11,639	11,723	11,707	11,593	11,645	11,651	11,746	11,573	11,501	11,447	11,247	11,314	11,114	10,904	10,912	10,917	10,885	10,943	10,666	10,643	10,511	10,328	10,325	10,131	10,136	10,030	9,849	9,790	9,868	9,932	9,869	9,867	9,879	9,809	9,882	9,819	9,913	10,029	9,983	9,996	9,990	10,038	9,949	9,906	9,916	9,840	9,765	9,770	9,705	9,686	9,672	9,906	9,983	9,989
ICE BofA 6-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									ICE BofA 6-Month U.S. Treasury Bill Index
Accumulated Value	12,767	12,722	12,691	12,656	12,620	12,587	12,553	12,518	12,471	12,433	12,390	12,346	12,289	12,249	12,206	12,169	12,127	12,086	12,047	12,005	11,953	11,909	11,871	11,810	11,748	11,686	11,637	11,582	11,536	11,485	11,445	11,395	11,336	11,278	11,227	11,177	11,127	11,081	11,028	11,001	10,964	10,906	10,874	10,838	10,792	10,753	10,735	10,718	10,704	10,694	10,702	10,689	10,686	10,691	10,693	10,698	10,697	10,697	10,697	10,696	10,695	10,694	10,694	10,694	10,693	10,691	10,689	10,688	10,686	10,684	10,683	10,681	10,680	10,676	10,674	10,676	10,676	10,621	10,593	10,577	10,560	10,548	10,521	10,503	10,475	10,455	10,427	10,402	10,380	10,355	10,336	10,312	10,290	10,269	10,250	10,235	10,216	10,199	10,182	10,165	10,150	10,136	10,129	10,118	10,107	10,100	10,090	10,083	10,069	10,059	10,049	10,043	10,035	10,036	10,030	10,023	10,018	10,016	10,010	10,001
ICE BofA 6-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									ICE BofA 6-Month U.S. Treasury Bill Index
Accumulated Value	12,767	12,722	12,691	12,656	12,620	12,587	12,553	12,518	12,471	12,433	12,390	12,346	12,289	12,249	12,206	12,169	12,127	12,086	12,047	12,005	11,953	11,909	11,871	11,810	11,748	11,686	11,637	11,582	11,536	11,485	11,445	11,395	11,336	11,278	11,227	11,177	11,127	11,081	11,028	11,001	10,964	10,906	10,874	10,838	10,792	10,753	10,735	10,718	10,704	10,694	10,702	10,689	10,686	10,691	10,693	10,698	10,697	10,697	10,697	10,696	10,695	10,694	10,694	10,694	10,693	10,691	10,689	10,688	10,686	10,684	10,683	10,681	10,680	10,676	10,674	10,676	10,676	10,621	10,593	10,577	10,560	10,548	10,521	10,503	10,475	10,455	10,427	10,402	10,380	10,355	10,336	10,312	10,290	10,269	10,250	10,235	10,216	10,199	10,182	10,165	10,150	10,136	10,129	10,118	10,107	10,100	10,090	10,083	10,069	10,059	10,049	10,043	10,035	10,036	10,030	10,023	10,018	10,016	10,010	10,001
ICE BofA 6-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									ICE BofA 6-Month U.S. Treasury Bill Index
Accumulated Value	$ 12,767	$ 12,722	$ 12,691	$ 12,656	$ 12,620	$ 12,587	$ 12,553	$ 12,518	$ 12,471	$ 12,433	$ 12,390	$ 12,346	$ 12,289	$ 12,249	$ 12,206	$ 12,169	$ 12,127	$ 12,086	$ 12,047	$ 12,005	$ 11,953	$ 11,909	$ 11,871	$ 11,810	$ 11,748	$ 11,686	$ 11,637	$ 11,582	$ 11,536	$ 11,485	$ 11,445	$ 11,395	$ 11,336	$ 11,278	$ 11,227	$ 11,177	$ 11,127	$ 11,081	$ 11,028	$ 11,001	$ 10,964	$ 10,906	$ 10,874	$ 10,838	$ 10,792	$ 10,753	$ 10,735	$ 10,718	$ 10,704	$ 10,694	$ 10,702	$ 10,689	$ 10,686	$ 10,691	$ 10,693	$ 10,698	$ 10,697	$ 10,697	$ 10,697	$ 10,696	$ 10,695	$ 10,694	$ 10,694	$ 10,694	$ 10,693	$ 10,691	$ 10,689	$ 10,688	$ 10,686	$ 10,684	$ 10,683	$ 10,681	$ 10,680	$ 10,676	$ 10,674	$ 10,676	$ 10,676	$ 10,621	$ 10,593	$ 10,577	$ 10,560	$ 10,548	$ 10,521	$ 10,503	$ 10,475	$ 10,455	$ 10,427	$ 10,402	$ 10,380	$ 10,355	$ 10,336	$ 10,312	$ 10,290	$ 10,269	$ 10,250	$ 10,235	$ 10,216	$ 10,199	$ 10,182	$ 10,165	$ 10,150	$ 10,136	$ 10,129	$ 10,118	$ 10,107	$ 10,100	$ 10,090	$ 10,083	$ 10,069	$ 10,059	$ 10,049	$ 10,043	$ 10,035	$ 10,036	$ 10,030	$ 10,023	$ 10,018	$ 10,016	$ 10,010	$ 10,001